Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation
The Group’s consolidated financial statements for the years ended December 31, 2021, 2022 and 2023 are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results may differ from those estimates. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.
As an emerging growth company, the Company elects to use the extended transition year for complying with new or revised financial accounting standards.

Basis of consolidation
(b) Basis of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and a consolidated VIE, including the VIE’s subsidiaries, for which the Company is the ultimate primary beneficiary.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.
A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or one of its subsidiaries is the primary beneficiary of the entity.
All transactions and balances among the Company, its subsidiaries, the VIE and the VIE’s subsidiaries have been eliminated upon consolidation.
The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) between the Company’s PRC subsidiary, Zhixuan and the VIE, Huiye Tianze. Through the Contractual Agreements, the VIE is effectively controlled by the Company.
Exclusive Business Cooperation Agreement
: Under the exclusive business cooperation agreement, Zhixuan has the exclusive right to provide Huiye Tianze and its subsidiaries with technical support, consulting services and other services. Reciprocally, Huiye Tianze and its subsidiaries shall not accept any technical support, consulting services and other services from any third parties. In exchange, Zhixuan is entitled to receive a service fee from Huiye Tianze on a monthly basis and in an amount equal to all of its net income. Zhixuan owns the intellectual property rights arising out of the performance of the exclusive business cooperation agreement. Unless otherwise agreed by the parties, this agreement will remain effective for a maximum term allowed under PRC law and may be extended from time to time by Zhixuan at its determination.
Exclusive Option Agreement
: Pursuant to the exclusive option agreement, Huiye Tianze and each of its subsidiaries have irrevocably granted Zhixuan an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion at any time, to the extent permitted under PRC law, all or part of their assets and business in the applicable entities. As for the consideration, the purchase price should be equal to the minimum price as permitted by PRC law.
Pursuant to the exclusive option agreements, each shareholder of Huiye Tianze has irrevocably granted Zhixuan an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion at any time, to the extent permitted under PRC law, all or part of their current and future shares in Huiye Tianze. As for the consideration, the purchase price should be equal to the minimum price as permitted by PRC law.

Share Pledge Agreements
: Concurrent with the exclusive option agreements and pursuant to the share pledge agreements, the shareholders of Huiye Tianze have pledged all of their equity interest in Huiye Tianze as a continuing first priority security interest, as applicable, to respectively guarantee the VIE’s performance of their obligations under the exclusive business cooperation agreement between Huiye Tianze and Zhixuan. If Huiye Tianze or any of its shareholders breach their contractual obligations under these agreements, Zhixuan, as pledgee, will be entitled to certain rights regarding the pledged equity interests. In the event of such breaches, Zhixuan’s rights include forcing the disposition or sale of all or part of the pledged equity interests of the applicable VIE and receiving proceeds from such auction or sale in accordance with PRC law. Each of the shareholders of Huiye Tianze agrees that, during the term of the applicable share pledge agreement, such shareholder will not dispose of the pledged equity interests or create or allow creation of any encumbrance on the pledged equity interests without the prior written consent of Zhixuan. Zhixuan is entitled to all dividends declared by Huiye Tianze. Each share pledge agreement will remain effective until the applicable VIE discharges all its obligations under the exclusive business cooperation agreement.
Power of Attorney
:
Pursuant to each power of attorney, each shareholder of Huiye Tianze has irrevocably appointed Zhixuan to act as such shareholder’s exclusive attorney-in-fact
to exercise all shareholder rights, including the right to attend and vote on shareholder’s meetings, appoint directors and executive officers and sell or dispose all or part of the equity interests owned by such shareholder in Huiye Tianze. Each power of attorney will remain in force for so long as the shareholder remains a shareholder of the applicable VIE.

The following table sets forth the assets, liabilities, results of operations and cash flows of Huiye Tianze and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:
Selected Condensed Consolidated Balance Sheets Information

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Assets
Current assets
Cash and cash equivalent, net of allowance for doubtful accounts	205,781	159,140
Restricted cash	55,458	42,307
Short-term investments	—	8,879
Contract assets, net of allowance for doubtful accounts	49,888	41,481
Account receivable, net of allowance for doubtful accounts	250,238	175,152
Insurance premium receivables, net of allowance for doubtful accounts	1,792	927
Amount due from related parties	340	277
Deferred costs	—	6,147
Prepaid expense and other receivables, net of allowance for doubtful accounts	96,987	102,729

Total current assets	660,484	537,039

Non-current assets
Restricted cash	—	29,687
Contract assets, net of allowance for doubtful accounts	6,634	12,495
Property, Plant and Equipment, net	38,133	53,821
Intangible assets, net	50,851	45,447
Deferred tax assets	—	—
Long-term investments	66,250	66,667
Operating lease right-of-use assets	162,180	115,412
Goodwill	461	461
Other Assets	279	—

Total non-current assets	324,788	323,990

Total assets	985,272	861,029

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Liabilities and Shareholders’ Equity
Short-term borrowings	150,000	30,000
Accounts payable	261,993	204,587
Insurance premium payables	27,567	37,514
Contract liabilities	702	945
Other payables and accrued expenses	195,136	171,706
Payroll and welfare payable	39,674	50,624
Income taxes payable	2,440	2,440
Operating lease liabilities	10,075	16,368
Amount due to related parties	495	2,451

Total current liabilities	688,082	516,635

Non-current liabilities
Deferred tax liabilities	12,054	10,971
Operating lease liabilities	176,032	129,299

Total non-current liabilities	188,086	140,270

Total liabilities	876,168	656,905

Shareholders’ equity
Common shares	44,766	44,766
Additional paid-in capital	470,553	472,775
Accumulated deficit	(407,361)	(318,679)

Total shareholders’ equity attributable to Huize Holding Limited shareholders	107,958	198,862
Non-controlling interests	1,146	5,262

Total shareholders’ equity	109,104	204,124

Total liabilities and shareholders’ equity	985,272	861,029

Selected Condensed Consolidated Statements of Income/(loss) Information

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating revenue
Brokerage income	2,231,388	1,107,090	1,124,872
Other income	11,494	49,223	48,450

Total operating revenue	2,242,882	1,156,313	1,173,322

Operating costs and expenses
Cost of revenue	(1,687,770)	(705,067)	(711,917)
Other cost	(2,670)	(28,282)	(18,919)

Total operating costs	(1,690,440)	(733,349)	(730,836)
Selling expenses	(346,305)	(230,414)	(201,608)
General and administrative expenses	(172,822)	(136,519)	(101,135)
Research and development expenses	(120,478)	(80,911)	(71,842)

Total operating costs and expenses	(2,330,045)	(1,181,193)	(1,105,421)

Operating income/(loss)	(87,163)	(24,880)	67,901

Other income/(expenses)
Interest income/(expenses)	(4,092)	(5,592)	841
Investment income/(loss)	(1,369)	568	(1,477)
Others, net	12,627	17,941	18,400

Profit/(loss) before income tax, and share of income /(loss) of equity method investee	(79,997)	(11,963)	85,665

Share of income/(loss) of equity method investee	2,660	(2,200)	417

Net profit/(loss)	(77,337)	(14,163)	86,082

Net profit/(loss) attributable to non-controlling interests	(51)	(2,553)	366

Net profit/(loss) attributable to Huize Holding Limited	(77,286)	(11,610)	85,716

Net profit/(loss)	(77,337)	(14,163)	86,082
Foreign currency translation adjustment, net of tax	—	—	—

Comprehensive income/(loss)	(77,337)	(14,163)	86,082

Comprehensive income/(loss) attributable to non-controlling interests	(51)	(2,553)	366

Comprehensive income/(loss) attributable to Huize Holding Limited	(77,286)	(11,610)	85,716

Selected Condensed Consolidated Cash Flows Information

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	(152,844)	(69,094)	149,531

Cash flows from investing activities:
Purchase of long-term investment	(22,601)	(10,000)	—
Purchase of short-term investment	—	—	(9,968)
Purchase of property, equipment and intangible assets	(37,359)	(16,773)	(30,090)
Proceeds from disposal of property, equipment and intangible assets	961	1,044	955
Acquisition of subsidiary, net of cash paid	(11,805)	(25,964)	—
Payments of inter-company balances	(5,050)	—	—
Proceeds from disposal of investments	890	700	—
Cash received for disposal of subsidiary	—	3,640	1,645
Advances to a third party	—	(26,000)	(23,000)
Repayment from a third party	—	16,000	—
Interests received	—	876	1,075
Others	241	237	361

Net cash provided by/(used in) investing activities	(74,723)	(56,240)	(59,022)

Cash flows from financing activities:
Proceeds from borrowings	184,000	270,200	37,000
Repayments of borrowings	(40,503)	(367,524)	(161,473)
Proceeds from inter-company balances	128,000	6,041	604
Proceeds from exercise of share option	247	—	—
Cash received by subsidiaries from minority shareholders	900	2,850	3,750

Net cash provided by/(used in) financing activities	272,644	(88,433)	(120,119)

Effect of exchange rate changes on cash and cash equivalents	—	—	—

Net increase/(decrease) in cash and cash equivalents and restricted cash	45,077	(213,767)	(29,610)
Total cash and cash equivalents and restricted cash at beginning of year	429,929	475,006	261,239

Total cash and cash equivalents and restricted cash at end of year	475,006	261,239	231,629

The

significant portion of the total assets and total liabilities of Huiye Tianze and its subsidiaries approximate the amounts in the Group’s consolidated financial statements.
Under the contractual arrangements with the VIE, the Company can have the assets transferred out of the VIE and VIE’s subsidiaries, except for restricted cash and insurance premium receivables balance as disclosed on the balance sheet. Except for these two amounts, there is no other asset of the VIE that can only be used to settle obligations of the VIE and VIE’s subsidiaries. Since the VIE are incorporated as limited liability companies under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. However, as the Company is conducting certain businesses through its VIE and VIE’s subsidiaries, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.
In the opinion of the Company’s management, the contractual arrangements among its subsidiary, the VIE and their respective Nominee Shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. In addition, shareholders of the VIE are PRC holding entities of certain pre-IPO
shareholders of the Company, including entities beneficially owned by Mr. Cunjun Ma, the chairman of the board of directors and the chief executive officer, who controls more than 50% of the Company’s total voting power. Therefore, the enforceability of the contractual agreements between us, the VIE and its shareholders depends on whether the Company’s shareholders or their PRC holding entities will fulfill these contractual agreements. There is a risk that the benefits of ownership between the Company and the VIE may not be aligned in the future. Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.
In March 2019, the National People’s Congress approved the Foreign Investment Law, which came into effect on January 1, 2020 and replaced the trio of existing laws regulating foreign investment in China together with their implementation rules and ancillary regulations. However, since it is relatively new, uncertainties still exist in relation to its interpretation and implementation. For instance, under the Foreign Investment Law, “foreign investment” refers to the investment activities directly or indirectly conducted by foreign individuals, enterprises or other entities in China but it does not explicitly stipulate the contractual arrangements as a form of foreign investment. On December 26, 2019, the State Council promulgated the Implementation Regulations on the Foreign Investment Law, which came into effect on January 1, 2020. Though these regulations do not explicitly classify contractual arrangements as a form of foreign investment, there is no assurance that foreign investment via contractual arrangements would not be interpreted as a type of foreign investment activities under the definition in the future. In addition, the definition contains a catch-all
provision which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Therefore, the Foreign Investment Law still leaves leeway for future laws, administrative regulations or provisions promulgated by the State Council to provide for contractual arrangements as a form of foreign investment. In any of these cases, it will be uncertain whether the Group’s contractual arrangements will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with the VIE and the Group’s ability to conduct business through the VIE could be severely limited.

The Company’s ability to control the VIE also depends on the power of attorney Zhixuan has to vote on all matters requiring shareholders’ approvals in the VIE. As noted above, the Company believes these powers of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure or the contractual arrangements with the VIE were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure its operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIE or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial statements of the VIE. In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with its VIE is remote.

Business combinations and non-controlling interests
(c) Business combinations and
non-controlling
interests
The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 — “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income/(loss). During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated statements of comprehensive income/(loss).
When there is a change in ownership interests that result in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained non-controlling
investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company’s majority-owned subsidiaries and VIE, a
non-controlling
interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net profit/(loss) in the consolidated statements of comprehensive income/(loss) includes the net (profit)/loss attributable to non-controlling interests, and common shareholders and redeemable preferred shareholders where applicable. The cumulative results of operations attributable to non-controlling
interests are recorded as
non-controlling
interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling
interests are presented under financing activities in the consolidated statements of cash flows.

Use of estimates
(d) Use of estimates
Financial statements amounts that reflect significant accounting estimates and assumptions mainly include, but are not limited to (i) allowance for doubtful accounts (losses of accounts receivable, insurance premium receivables, other receivables, cash and cash equivalents, restricted cash, contract assets, amounts due from related parties and other assets), (ii) valuation and forfeiture rate of share-based compensation arrangements, (iii) operating revenue and cost of revenue recognition, (iv) fair value of long-term investments, (v) useful life of property, plant and equipment and intangible assets, (vi) valuation of acquired assets and liabilities assumed, (vii) assessment for impairment of intangible assets, (viii) realizability of deferred tax assets, (ix) uncertainty tax position, (x) discount rate of lease liability and (xi) fair value of short-term investments. Actual results could materially differ from these estimates.

Comprehensive income and foreign currency translation
(e) Comprehensive income and foreign currency translation
The Group’s operating results are reported in the consolidated statements of comprehensive income/(loss) pursuant to FASB ASC Topic 220, “Comprehensive Income”. Comprehensive income consists of two components: net income and other comprehensive income (“OCI”). The Group’s OCI is comprised of gains and losses resulting from translating foreign currency financial statements of entities, of which functional currency is other than Renminbi (“RMB”) which is the reporting currency of the Group, net of related income taxes, where applicable. Such subsidiaries’ assets and liabilities are translated into RMB at period-end
exchange rates, and revenues and expenses are translated at average exchange rates prevailing during the year. Adjustments that result from translating amounts from a subsidiary’s functional currency to the RMB (as described above) are reported net of tax, where applicable, in accumulated OCI in the consolidated balance sheets.

Convenience translation
(f) Convenience translation
Translations of balances in the Group’s consolidated balance sheets, consolidated statements of comprehensive income/(loss) and consolidated statements of cash flows from RMB into US$ as of and for year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0999, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on the last trading day of 2023 (December 29, 2023). No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2023 or at any other rate.

Cash and cash equivalents
(g) Cash and cash equivalents
Cash and cash equivalents consist of (1) cash on hand; (2) bank deposits and short-term, highly liquid investments, with original maturities of less than three months that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

Restricted cash
(h) Restricted cash
In its capacity as an insurance broker, the Group collects “premiums” (unremitted insurance premiums) from certain insureds and remits the “premiums” to the appropriate insurance companies. Unremitted insurance premiums are held in custody until disbursed by the Group. The Group reports such amounts as restricted cash in the consolidated balance sheets, and classifies into current and non-current
portion based on the length of restricted period. Unremitted insurance premiums were RMB30,578 and RMB42,103 (US$ 5,930) as of December 31, 2022 and December 31, 2023, respectively. As of December 31, 2022, HK Smart Choice provided security for the loan of Huize Shidai by pledged deposits. The amounts of pledged deposits as of December 31, 2022 was RMB43,459
, which was transferred to cash and cash equivalents during the year ended December 31, 2023 due to Huize Shidai’s repayment of the loan. Also, restricted cash balance includes guarantee deposits required by China Banking and Insurance Regulatory Commission (“CBIRC”) in order to protect insurance premium appropriation by insurance broker. The restricted cash balance related to this requirement were
RMB24,880 and RMB29,891 (US$ 4,210) as of December 31, 2022 and as of December 31, 2023.

Short-term investments
(i) Short-term investments
Short-term investments consist primarily of certain investments in marketable equity securities, which are publicly traded stock. The Company has the intention to redeem these investments within one year.

Accounts receivable
(j) Accounts receivable
Accounts receivable is recorded at the invoiced amount and do not bear interest. Accounts receivable represent brokerage fees receivable from insurance companies. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable balance. During the year ended December 31, 2022, the Group assesses the collectability of accounts receivable by determining the allowance percentage for the overdue balances by age.
On January 1, 2023, the Group adopted ASC Topic 326 which replaces the incurred loss methodology with the current expected credit loss (“CECL”) methodology as described in note 2(k).

Current expected credit losses
(k) Current expected credit losses
The Group mainly has the following types of financial assets that are within the scope of ASC Topic 326: cash and cash equivalents, restricted cash, contract assets, accounts receivable, insurance premium receivables, amounts due from related parties, other receivables and other assets. The Group’s expected credit loss of restricted cash, amounts due from related parties and other assets within the scope of ASC Topic 326 were immaterial.
Prior to the adoption of ASC Topic 326 on January 1, 2023, the Group maintains an allowance for doubtful accounts to reserve for uncollectible receivable amounts. The allowance for doubtful accounts is estimated based upon the age of the accounts receivable balance and other factors that may affect the customers’ ability to pay.
Starting from January 1, 2023, the Group adopted ASC Topic 326 and assess the related receivables and other receivables quarterly through CECL model and methodologies and establish a reserve to reflect the net amount expected to be collected. The allowance is management’s estimate of expected credit losses after considering the likelihood of customers defaulting (i.e., Probability of Default, or PD), the resulting losses of customers’ defaults (i.e., Loss Given Default, or LGD), industry delinquency rate and a range of forecasts of macroeconomic conditions over the expected life of the loans. The Group estimated the allowance by segmenting financial assets based on certain credit risk characteristics and adjusting for judgments about the effects of relevant observable data including current and future economic conditions. This is assessed at each quarter based on the Group’s specific facts and circumstances. No significant impact of changes in the assumptions since adoption.

Insurance premium receivables
(l) Insurance premium receivables
Insurance premium receivables consist of insurance premiums to be collected from the insured and are recorded at the invoiced amount and do not bear interest. The insurance premium received are included in net cash provided by operating activities in the consolidated statements of cash flows.

Deferred costs
(m) Deferred costs
The deferred costs represent the costs incurred to fulfill contract. The Group recognizes an asset from the costs incurred to fulfill a contract only if those costs meet all of the following criteria:

a.	The costs relate directly to a contract or to an anticipated contract that the Group can specifically identify.

b.	The costs generate or enhance resources of the Group that will be used in satisfying (or in continuing to satisfy) performance obligations in the future.

c.	The costs are expected to be recovered.
The deferred costs include direct labor, direct materials, allocations of costs that relate directly to the contract or to contract activities, costs that are explicitly chargeable to the customer under the contract and other costs that are incurred only because an entity entered into the contract.
The deferred costs are amortized on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the deferred costs relate.

Fair value measurement
(n) Fair value measurement
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The three levels of inputs that may be used to measure fair value include:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Property, plant and equipment, net
(o) Property, plant and equipment, net
Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Buildings	32 years	5%
Office furniture and equipment	5~10 years	0%~5%
Computer and electronic equipment	3~5 years	0%~5%
Motor vehicles	4~5 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil
Expenditures for maintenance and repairs are expensed as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation/amortization are removed from the accounts and any resulting gain or loss is recognized in consolidated statements of comprehensive income/(loss).

Intangible assets, net
(p) Intangible assets, net
Intangible assets with an indefinite useful life represent the insurance brokerage license, insurance agency license and insurance adjusting license. Intangible assets with an indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired. Impairment losses of intangible assets not subject to amortization for the years ended December 31 2022 and 2023 were nil and RMB1,950.
Intangible assets with finite lives represent domain name and purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Domain name	10 years	0%
Purchased computer software	3~10 years	0%

Impairment of long-lived assets
(q) Impairment of long-lived assets
Long-lived assets including property, plant and equipment and intangible assets subject to amortization, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Group measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2021, 2022 and 2023.

Goodwill
(r) Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. Impairment of goodwill assessment is performed on at least an annual basis on December 31 or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. According to ASC
350-20-35,
an entity may assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Group, however, selects proceed directly to perform a two-step
goodwill impairment test. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in adjusting the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of each reporting unit includes estimating future cash flows, determining appropriate discount rates, control premium, comparable companies’ multipliers and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Asset acquisition
(s) Asset acquisition
When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s financial statements. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

Long-term investments
(t) Long-term investments

(i)	Equity investments accounted for using the equity method
In accordance with ASC 323 — “Investment — Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments, in common stock or in-substance
common stock, over which it has significant influence but does not own a majority equity interests or otherwise control.
An investment in
in-substance
common stock is an investment that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to one in that entity’s common stock.
Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into the consolidated statements of comprehensive income (loss)after the date of acquisition. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee.
The Group continually reviews its investment in equity investees under the equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds.
The fair value determination, particularly for investments in early stage privately held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Group writes down the asset to its fair value and takes the corresponding charge to the consolidated statements of comprehensive income/(loss).

(ii)	Investments accounted for at fair value
Securities with readily determinable fair values are measured at fair value. Equity securities accounted for at fair value include investments in i) marketable equity securities, which are publicly traded stock and ii) unlisted companies, for which the Company measures at fair value on a recurring basis. Pursuant to ASC 321, for equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired.

(iii)	Equity investments measured at measurement alternative and NAV practical expedient
Private equity funds pursue various investment strategies. Investments in private equity funds generally are not redeemable due to the closed-ended nature of these funds. The private equity fund, over which the Group does not have the ability to exercise significant influence, is accounted for under the practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”).
For investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value and do not qualify for NAV practical expedient, the Company elects to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, in accordance with ASU
2016-01.
Under this measurement alternative, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. For those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income/(loss) equal to the difference between the carrying value and fair value.

Short-term borrowings
(u) Short-term and long-term borrowings
The short-term and long-term borrowings represent the Group’s borrowings from commercial banks for the working capital. Short-term borrowings include borrowings with maturity terms shorter than one year and the current portion of the long-term borrowings.

Insurance premium payables
(v) Insurance premium payables
Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates, and insurance premiums due but not yet collected from the insured.

Lease
(w) Lease
The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right of use(“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Lease terms are determined after taking into account of rental escalation clauses, renewal options and/or termination options, if any. Lease expense is recorded in the consolidated statements of comprehensive income/(loss) on a straight-line basis over the lease term.
As a lessee, the Group accounts for a modification to a contract as a separate contract (that is, separate from the original contract) when both of the following conditions are present:

a.	The modification grants the lessee an additional right of use not included in the original lease.

b.	The lease payments increase commensurate with the standalone price for the additional right of use, adjusted for the circumstances of the particular contract.
As a lessee, the Group remeasures the lease payments if any of the following occur:

a.	The lease is modified, and that modification is not accounted for as a separate contract.

b.
A contingency upon which some or all of the variable lease payments that will be paid over the remainder of the lease term are based is resolved such that those payments now meet the definition of lease payments.

c.	There is a change in any of the following:

•	The lease term, as described. A lessee shall determine the revised lease payments on the basis of the revised lease term.

•
The assessment of whether the lessee is reasonably certain to exercise or not to exercise an option to purchase the underlying asset. A lessee shall determine the revised lease payments to reflect the change in the assessment of the purchase option.

•
Amounts probable of being owed by the lessee under residual value guarantees. A lessee shall determine the revised lease payments to reflect the change in amounts probable of being owed by the lessee under residual value guarantees.

Share-based compensation
(x) Share-based compensation
Employee share-based compensation
All forms of share-based payments to employees, including employee stock options, employee stock purchase plans restricted shares and shares award, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of comprehensive income/(loss) in accordance with ASC 718, “Stock Compensation”. In accordance with the guidance, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award. The fair value of a liability-classified award will be re-measured
to an updated fair value at each reporting period until the award is settled. The compensation cost is recognized over the requisite service period, which is usually the vesting period. If an award requires satisfaction of performance and service conditions, compensation cost is recognized using graded vesting method. If an award requires only service condition, the Group will use straight line method. For liability-classified award, the Group will true up compensation cost at each reporting period for changes in fair value pro-rated
for the portion of the requisite service period rendered.
For restricted shares granted with service conditions and performance conditions and graded vesting features, share-based compensation expenses are recorded net of estimated forfeitures using graded vesting method during the requisite service period, such that expenses are recorded only for those share-based awards that are expected to ultimately vest. For share options granted with service condition and the occurrence of an IPO as performance condition, cumulative share-based compensation expenses for the options that have satisfied the service condition, amounting to RMB16,390, were recorded upon the completion of the IPO in 2020, the remaining share-based compensation expenses are recorded net of estimated forfeitures using graded-vesting method during the requisite service period.
The Group utilizes the binomial option pricing model to determine the fair value of share options, and determines the fair value of restricted share based on the fair value of the underlying common shares at the grant date considering the dilutive effect of restricted share.

Employee benefit plans
(y) Employee benefit plans
As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIE in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of income and comprehensive income/(loss) as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue recognition
(z) Revenue recognition
Revenue is the transaction price the Group expects to be entitled to in exchange for the promised services in a contract in the common course of the Group’s activities and is recorded net of value-added tax (“VAT”). The services to be accounted for mainly include insurance brokerage and consulting services.
The Group has adopted ASU
2014-09,
Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 on January 1, 2017.
The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

•	Step 1: Identify the contract (s) with a customer

•	Step 2: Identify the performance obligations in the contract

•	Step 3: Determine the transaction price

•	Step 4: Allocate the transaction price to the performance obligations in the contract

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation
According to Topic 606, the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer is recognized as a contract asset. The Group recognize a contract liability if the customer’s payment of consideration precedes the Group’s performance.
Insurance brokerage services
The primary source of revenues is commissions from insurance brokerage services, determined based on a percentage of total premiums paid by insured over the term of the insurance policy. The brokerage fee rate, which is paid by the insurance companies, shall be based on the terms specified in the annual service contract with the insurance company for each product sold through the Group. The transaction price includes variable service fees which is estimated using the expected value method and is limited to the amount of variable consideration that is probable not to be reversed in future periods. The Group assesses whether the estimate of variable consideration is constrained. The Group determines that the insurance company, or the insurer, is its customer in this agreement. Insurance brokerage services revenue is recognized when the signed insurance policy is in place and the premium is collected from the insured since the Company has fulfilled its performance obligation to sell an insurance policy on behalf of the insurance company.
The Group is also entitled to a performance bonus from insurance companies if the cumulative average monthly sales volume exceeds a predetermined level. Such bonus is determined at the end of each month and recognized as revenue.

Other services
The Group provides digital and technology development services to certain insurance companies. Upon the delivery of programs developed, the Group’s performance obligation related to the technology service has been fully fulfilled. However, the timing of revenue recognition may differ from contract to contract based on whether performance obligations satisfy the criteria of recognizing revenue over time, in accordance with ASC 606. Since the deliverables usually do not have alternative use to the Group, revenue is recognized over time once there is an indicator that the Group has an enforceable right to payment for performance completed to date. Otherwise, the revenue is recognized at a point in time.
For cargo insurance products, in addition to the commission from brokerage service paid by the insurance companies, the Group also generates service fees from rendering consulting service to assist the insured to obtain such a cargo insurance policy. The Group determines that the insured is its customer in this consulting service arrangement. Upon successful purchase of cargo insurance products by the insured, the Group’s performance obligation related to consulting service to the insured has been fully fulfilled, as such, revenue for those services is recognized when the insurance product has been purchased. While the insurance premium is set by the respective insurance companies, the consulting service fee is determined by the Group based on a percentage of insurance premium. Of the total contract price received from the insured, the amount equal to the premium of the cargo insurance product as agreed with insurance company is recorded as insurance premium payable while the remaining is recorded as revenue for the consulting service.
Value added tax
The Group is subject to
value-added-tax
(“VAT”) on the revenues earned for services provided in the PRC. The applicable rate of value added tax is 6%. In the accompanying consolidated statements of comprehensive income/(loss), such VAT is excluded from net revenues.
Contract Balance
The Group classifies its right to consideration in exchange for products or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. Generally, the amount of revenue recognized from insurance brokerage services exceeds the amount billed to customers following the predetermined premium payment schedules at inception of the insurance policy. The Group does not have an unconditional right to such exceeding amount. Accounts receivable represent the considerations for which the Group has satisfied its performance obligations and has the unconditional right to consideration. At each reporting date, the Group assesses whether there is any indicator of impairment to the contract assets and accounts receivable (Note 2(j)). An impairment loss, if any, is recorded as general and administrative expenses on the Consolidated Statements of Comprehensive Income/(Loss).

Contract Balance
Contract Balance
The Group classifies its right to consideration in exchange for products or services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. Generally, the amount of revenue recognized from insurance brokerage services exceeds the amount billed to customers following the predetermined premium payment schedules at inception of the insurance policy. The Group does not have an unconditional right to such exceeding amount. Accounts receivable represent the considerations for which the Group has satisfied its performance obligations and has the unconditional right to consideration. At each reporting date, the Group assesses whether there is any indicator of impairment to the contract assets and accounts receivable (Note 2(j)). An impairment loss, if any, is recorded as general and administrative expenses on the Consolidated Statements of Comprehensive Income/(Loss).

Cost of revenue
(aa) Cost of revenue
A large component of the Group’s cost of brokerage income is channel cost, which is service fee paid to user traffic channels for successful sales, including social media influencers, emerging media channels and financial institutions. These user traffic channels have influences over their followers and users, who are potential insurance policyholders. Determination of channel cost is based on the service fee rate multiplied by the insurance premium sold. Channel cost is recognized in the year it incurred. The accounts payable represent channel cost payable to user traffic channels.
Another component of cost of brokerage income is payroll of insurance consultants, who are in charge of identifying and acquiring potential customers through providing advices related to insurance product.
Cost of other income mainly consists of payroll for digital and technology development services.

Selling expenses
(bb) Selling expenses
The Group records its marketing campaign expenses and loyalty points as selling expenses.
Marketing campaign expenses consist primarily of advertising and marketing expenses. Advertising and marketing expenses are charged to the consolidated statements of comprehensive income/(loss) as incurred. Beside marketing campaign expenses, selling expenses consist of salaries and employment benefits for employees who work in brokerage service line, office rental, telecommunications and office supply expenses incurred in connection with sales activities.
The Group operates a loyalty program which offers points to its users. Such loyalty points can be used to redeem a variety of gifts and services that the Group purchased from third-party providers. Users have a variety of ways to obtain the points, such as signing up an account, inviting friends, and comment on the insurance product, etc. The Group accounts for such points as selling expenses with a corresponding liability recorded under other payables and accrued expenses of consolidated balance sheets upon the offering of these points. The Group estimates liabilities under the loyalty program based on cost of the gifts and services that can be redeemed taking into account estimated breakage. At the time of redemption, the Group records a reduction of other payables and accrued expenses.

General and administrative expenses
(cc) General and administrative Expenses
General and administrative expenses consist of payroll, rental, and related expenses for employees involved in general corporate functions, including finance, legal and human resources, as well as costs associated with use of facilities and equipment, such as depreciation expenses and other general corporate related expenses.
General and administrative expenses also include surcharges on VAT payments according to PRC tax.

Research and development expenses
(dd) Research and development expenses
Research and development expenses consist primarily of payroll for research and development employees involved in designing and testing of new products and service and outsourcing labor costs. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Others, net
(ee) Others, net
Others, net, mainly consist of
non-operating
income and expenses. During the year ended December 31, 2023, it was composed primarily of RMB11,945 government subsidies and RMB5,706 gain on termination of lease contracts.

Taxation

(ff) Taxation
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the year of the enactment of the change.
The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with unused accumulated tax loss, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and loss carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.
For a particular
tax-paying
component of the Group and within a particular tax jurisdiction, all deferred tax liabilities and assets, as well as any related valuation allowance, are offset and presented as a single noncurrent amount.
The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not
recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Net profit/(loss) per share

(gg) Net profit/(loss) per share
Basic loss per share is computed by dividing net profit/(loss) attributable to common shareholders by the weighted average number of common shares outstanding during the year using the two-class
method. Under the
two-class
method, net profit/(loss) is allocated between common shares and other participating securities based on their participating rights. Net profit/(loss) is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the profit or loss. Diluted profit/(loss) per share is calculated by dividing net profit/(loss) attributable to common shareholders by the weighted average number of common and dilutive common equivalents shares outstanding during the year. Common equivalents shares represent shares issuable upon the exercise of share options using the treasury stock method. Common equivalents shares are not included in the denominator of the diluted profit/(loss) per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting
(hh) Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The Group determines that their chief executive officer (“CEO”) is the chief operating decision-maker.
The Group is principally engaged into insurance brokerage services, income of which accounted for over 90% of the total revenue. No geographical segment analysis is shown as more than 90% of the Group’s revenue are derived from activities in and from customers located in the mainland China and more than 90% of the carrying values of the Group’s long-lived assets other than financial instruments are located in the mainland China. During the years ended December 31, 2022 and 2023, the board of directors concluded that the Group has only one reportable segment – insurance brokerage services. The other segments are individually and collectively insignificant for segment reporting purpose. As such, no segment information is presented

Significant risk and uncertainties
(ii) Significant risk and uncertainties
Currency risk
The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB481,589, RMB261,891 and RMB231,626 of cash and cash equivalents and restricted cash denominated as of December 31, 2021, 2022 and December 31, 2023, respectively.
Concentration of Credit Risk
Details of the customers accounting for 10% or more of total operating revenue are as follows:

	Year Ended December 31
	2021	%	2022	%	2023	%
	RMB		RMB		RMB
Customer A	715,287	32%	309,781	27%	290,351	24%
Customer H	186,036	8%	60,402	5%	138,125	12%
Customer K	489,862	22%	140,991	12%	80,427	7%

	1,391,185	62%	511,174	44%	508,903	43%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December, 31
	2022	%	2023	%
	RMB		RMB
Customer A	32,456	13%	47,177	26%
Customer K	47,941	19%	26,314	15%
Customer M	37,531	15%	20,659	12%

	117,928	47%	94,150	53%

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.
Concentration of Credit Risk (Continued)
Details of the banks which accounted for 10% or more of cash and cash equivalents and restricted cash are as follows:

	As of December, 31
	2022	%	2023	%
	RMB		RMB
Bank A	154,381	41%	136,110	42%
Bank B	73,255	19%	82,861	26%
Bank C	67,444	18%	34,935	11%
Bank D	40,917	11%	—	—

	335,997	89%	253,906	79%

The Group places its cash and cash equivalents and restricted cash in financial institutions located in the PRC which the management believes are of high credit quality. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Group’s accounts, as its aggregate deposits are much higher than the compensation limit. As of December 31, 2023, the Group has recognized allowance for CECL of bank deposits of RMB520.
Interest rate risk
Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group have not been exposed to material risks due to changes in market interest rates as the borrowings held by the Group all bear interest at a fixed interest rate.

Recent accounting pronouncements
(jj) Recent accounting pronouncements
In August 2020, the FASB issued ASU
No. 2020-06,
“Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity
(Subtopic 815-40)”.
The amendments in this update affect entities that issue convertible instruments and/or contracts indexed to and potentially settled in an entity’s own equity. The new ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. The amendments in the ASU are effective for public business entities that meet the definition of an SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The standard is effective for EGCs for fiscal year beginning after December 15, 2023. The FASB also specified that an entity should adopt the guidance as of the beginning of its annual fiscal year and is not permitted to adopt the guidance in an interim period. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.
In June 2022, the FASB issued ASU No
2022-03,
“Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements.
In November 2023, the FASB issued ASU No
2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”. The amendments in this update improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyzes. Currently, Topic 280 requires that a public entity disclose certain information about its reportable segments. Topic 280 also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosed under certain circumstances. The amendments in this Update do not change or remove those disclosure requirements. The amendments in this Update also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. For all public entities that are required to report segment information in accordance with Topic 280, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

In December 2023, the FASB issued ASU No
2023-09,
“Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The amendments in this Update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements.